Expense Example - Diversified Arbitrage Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	215	676	1,164	2,509	240	752	1,290	2,762	205	646	1,113	2,406